MATERIAL ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2024
Research and development (R&D) costs | Minimum
MATERIAL ACCOUNTING POLICIES
Intangible assets, useful life	4 years
Research and development (R&D) costs | Maximum
MATERIAL ACCOUNTING POLICIES
Intangible assets, useful life	10 years
Patents and licenses | Minimum
MATERIAL ACCOUNTING POLICIES
Intangible assets, useful life	5 years
Patents and licenses | Maximum
MATERIAL ACCOUNTING POLICIES
Intangible assets, useful life	8 years